CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 1,996,726	$ 532,885
Accounts receivable	30,000	0
Marketable securities	990,566	0
Prepaid assets	677,643	518,407
TOTAL CURRENT ASSETS	3,694,935	1,051,292
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	15,070	14,777
Furniture and fixtures, net	10,167	10,460
OTHER ASSETS
Investments	6,941,083	5,691,084
Intangible assets, net	451,563	541,875
Co-development rights, net	1,054,167	1,554,166
Right of use asset, net of accumulated amortization	39,564	59,783
Total other assets	8,486,377	7,846,908
TOTAL ASSETS	12,191,479	8,908,660
CURRENT LIABILITIES
Accounts payable	1,028,826	1,269,763
Accrued expenses	416,209	736,884
Convertible notes payable, net of debt discount of $57,994 and $435,635	1,042,007	1,087,873
Notes payable, current portion, in default	100,000	100,000
Right of use liability, current portion	21,738	42,305
Customer deposit	1,631,445	0
Derivative liability	0	1,041,484
Other current liabilities	235,000	235,000
TOTAL CURRENT LIABILITIES	4,475,225	4,513,309
LONG TERM LIABILITIES
Note payable, net of current portion	150,000	150,000
Derivative liability warrants	467,250	359,250
Right of use liability, non-current portion	18,874	18,875
TOTAL LONG TERM LIABILITIES	636,124	528,125
TOTAL LIABILITIES	5,111,349	5,041,434
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 625 and 6,250 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively	1	2
Common stock, $0.0001 par value, 150,000,000 shares authorized, 4,166,713 and 2,116,191 shares issued and outstanding at June 30, 2025 and December 31, 2024, respectively	416	212
Additional paid-in capital	111,850,568	102,976,748
Subscription receivable	(125,000)	(2,100,000)
Common stock subscribed	359,046	541,875
Accumulated deficit	(105,989,201)	(98,233,673)
TOTAL STOCKHOLDERS' EQUITY - CONTROLLING INTERESTS	6,095,830	3,185,164
TOTAL STOCKHOLDERS' EQUITY - NONCONTROLLING INTERESTS	984,300	682,062
TOTAL STOCKHOLDERS' EQUITY	7,080,130	3,867,226
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,191,479	$ 8,908,660